Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 1.5%
Triumph Group, Inc.(a)	51,205	$722,503

Air Freight & Logistics - 1.3%
GXO Logistics, Inc.(a)	12,994	652,689

Banks - 8.2%
Ameris Bancorp	14,715	735,014
FB Financial Corp.	17,161	634,957
Pinnacle Financial Partners, Inc.	9,453	751,608
Popular, Inc.	9,405	837,139
South State Corp.	5,763	445,538
Texas Capital Bancshares, Inc.(a)	10,617	639,993
		4,044,249

Biotechnology - 2.1%
Halozyme Therapeutics, Inc.(a)	15,580	690,038
Mirum Pharmaceuticals, Inc.(a)	13,611	327,072
		1,017,110

Capital Markets - 4.6%
Affiliated Managers Group, Inc.	4,210	684,546
BGC Group, Inc. - Class A	92,065	798,204
Lazard, Inc.	19,515	785,088
		2,267,838

Chemicals - 0.8%
Aspen Aerogels, Inc.(a)	13,957	417,593

Commercial Services & Supplies - 2.1%
BrightView Holdings, Inc.(a)	28,344	391,431
Viad Corp.(a)	18,016	629,659
		1,021,090

Communications Equipment - 1.1%
Infinera Corp.(a)	96,247	550,533

Construction & Engineering - 3.0%
Construction Partners, Inc. - Class A(a)	10,323	600,902
MasTec, Inc.(a)	8,080	906,980
		1,507,882

Construction Materials - 1.6%
Knife River Corp.(a)	10,936	773,285

Consumer Finance - 1.0%
OneMain Holdings, Inc.	10,347	508,245

Consumer Staples Distribution & Retail - 1.5%
Chefs' Warehouse, Inc.(a)	18,379	724,500

Containers & Packaging - 0.7%
O-I Glass, Inc.(a)	25,732	326,539

Electronic Equipment, Instruments & Components - 1.1%
Ouster, Inc.(a)	46,283	541,511

Energy Equipment & Services - 7.3%
Expro Group Holdings NV(a)	30,979	679,989
National Energy Services Reunited Corp.(a)	37,510	371,349
Patterson-UTI Energy, Inc.	46,328	510,534
Transocean Ltd.(a)	133,513	827,781
Weatherford International PLC(a)	9,953	1,197,744
		3,587,397

Financial Services - 1.3%
Shift4 Payments, Inc. - Class A(a)	9,790	658,671

Ground Transportation - 2.3%
ArcBest Corp.	4,665	492,251
RXO, Inc.(a)	31,538	643,690
		1,135,941

Health Care Equipment & Supplies - 1.4%
Alphatec Holdings, Inc.(a)	70,049	680,176

Health Care Providers & Services - 4.1%
Progyny, Inc.(a)	16,451	443,355
RadNet, Inc.(a)	11,985	702,800
Surgery Partners, Inc.(a)	15,136	417,754
Tenet Healthcare Corp.(a)	3,347	452,581
		2,016,490

Hotel & Resort REITs - 1.2%
Ryman Hospitality Properties, Inc.	5,814	610,877

Hotels, Restaurants & Leisure - 10.3%
Bloomin' Brands, Inc.	24,250	528,650
Boyd Gaming Corp.	7,993	426,187
First Watch Restaurant Group, Inc.(a)	21,959	432,153
Golden Entertainment, Inc.	29,410	890,240
Norwegian Cruise Line Holdings Ltd.(a)	46,813	777,096
Penn Entertainment, Inc.(a)	24,770	433,475
Planet Fitness, Inc. - Class A(a)	8,224	523,375
PlayAGS, Inc.(a)	23,189	267,833
United Parks & Resorts, Inc.(a)	15,889	830,836
		5,109,845

Household Durables - 1.3%
Taylor Morrison Home Corp.(a)	11,089	641,277

Life Sciences Tools & Services - 1.0%
Fortrea Holdings, Inc.(a)	20,038	508,765

Machinery - 3.1%
Chart Industries, Inc.(a)	4,941	775,885
Hillman Solutions Corp.(a)	81,090	745,217
		1,521,102

Media - 6.6%
Clear Channel Outdoor Holdings, Inc.(a)	286,546	412,626
EW Scripps Co. - Class A(a)	76,591	208,327
Gray Television, Inc.	91,490	570,898
Magnite, Inc.(a)	55,762	688,103
Nexstar Media Group, Inc. - Class A	4,330	717,438
Stagwell, Inc.(a)	95,035	658,593
		3,255,985

Metals & Mining - 3.5%
Carpenter Technology Corp.	11,220	1,243,962
Century Aluminum Co.(a)	25,834	473,537
		1,717,499

Oil, Gas & Consumable Fuels - 4.1%
California Resources Corp.	10,980	519,903
Northern Oil & Gas, Inc.	21,258	870,090
Scorpio Tankers, Inc.	7,571	621,352
		2,011,345

Pharmaceuticals - 1.5%
Avadel Pharmaceuticals PLC(a)	47,072	750,798

Real Estate Management & Development - 1.7%
Newmark Group, Inc. - Class A	82,011	853,734

Semiconductors & Semiconductor Equipment - 6.2%
Allegro MicroSystems, Inc.(a)	25,620	772,187
Kulicke & Soffa Industries, Inc.	15,168	692,723
Navitas Semiconductor Corp.(a)	75,431	294,935
Rambus, Inc.(a)	10,322	570,394
Semtech Corp.(a)	18,332	712,931
		3,043,170

Software - 4.3%
Q2 Holdings, Inc.(a)	11,068	673,156
RingCentral, Inc. - Class A(a)	21,436	733,111
Zuora, Inc. - Class A(a)	71,046	721,117
		2,127,384

Specialty Retail - 1.0%
Academy Sports & Outdoors, Inc.	8,383	483,615

Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc.(a)	4,760	740,846

Trading Companies & Distributors - 4.3%
DNOW, Inc.(a)	50,290	733,731
FTAI Aviation Ltd.	8,490	715,877
H&E Equipment Services, Inc.	13,972	661,853
		2,111,461
TOTAL COMMON STOCKS (Cost $44,071,644)		48,641,945

TOTAL INVESTMENTS - 98.6% (Cost $44,071,644)		$48,641,945
Money Market Deposit Account - 1.5%(b)		761,861
Liabilities in Excess of Other Assets - (0.1)%		(38,959)
TOTAL NET ASSETS - 100.0%		$49,364,847

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 3.27%.

Allocation of Portfolio Holdings by Country as of May 31, 2024
(% of Net Assets)
United States	$44,542,190	90.2%
Ireland	1,948,542	4.0
Puerto Rico	837,139	1.7
Singapore	692,722	1.4
Monaco	621,352	1.3
Other Assets in Excess of Other Assets	722,902	1.4
	$49,364,847	100.0%

Sector Classification as of May 31, 2024
(% of Net Assets)

Industrials	$8,672,668	17.6%
Financials	7,479,002	15.1
Consumer Discretionary	6,975,584	14.1
Information Technology	6,262,598	12.7
Energy	5,598,742	11.3
Health Care	4,973,339	10.1
Materials	3,234,916	6.6
Communication Services	3,255,985	6.6
Real Estate	1,464,611	3.0
Consumer Staples	724,500	1.5
Other Assets in Excess of Other Assets	722,902	1.4
	49,364,847	100.0%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	48,641,945	–	–	48,641,945
Total Investments	48,641,945	–	–	48,641,945
Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.